Tortoise AI Infrastructure ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Europe Electrical Infrastructure - 5.3%
Infineon Technologies AG - ADR	55,306	$ 3,617,566
Innio NV (a)	91,117	1,840,563
Schneider Electric S.E.	9,707	3,321,658
Siemens Energy AG	20,033	3,308,428
		12,088,215

South Korea Connectivity Infrastructure - 2.2%
SK hynix Inc - ADR (a)	30,101	4,954,023

United States Connectivity Infrastructure - 38.4%
Arista Networks, Inc. (a)	29,262	5,726,281
Celestica Inc. (a)	3,072	919,757
Ciena Corporation (a)	24,083	9,218,972
Coherent Corp. (a)	12,384	3,440,647
Credo Technology Group Holding Ltd. (a)	21,541	4,872,359
Dell Technologies Inc. - Class C	32,134	14,653,425
Hewlett Packard Enterprise Company	104,831	5,476,371
Lumentum Holdings Inc. (a)	4,728	4,324,985
Micron Technology, Inc.	12,683	12,159,573
NVIDIA Corporation	7,673	1,694,045
Sandisk Corporation (a)	6,236	9,769,941
Seagate Technology Holdings PLC	10,641	8,814,792
Western Digital Corporation	16,221	7,308,371
		88,379,519

United States Cooling - 12.3%
AAON, Inc.	24,073	1,828,826
Comfort Systems USA, Inc.	1,188	1,836,196
Modine Manufacturing Company (a)	22,097	3,942,768
nVent Electric PLC	52,187	7,867,190
Vertiv Holdings Co.	49,686	12,854,762
		28,329,742

United States Data Center Infrastructure - 13.5%
Applied Digital Corporation (a)	56,864	1,444,914
Cipher Digital Inc. (a)	445,851	6,910,690
Core Scientific, Inc. (a)	103,820	1,692,266
Hut 8 Corp (a)	45,165	3,551,776
IREN Ltd. (a)	120,026	4,454,765
Nebius Group NV (a)	28,525	5,885,278
Riot Platforms Inc (a)	153,685	2,919,247
TeraWulf Inc. (a)	285,616	4,321,370
		31,180,306

United States Electrical Infrastructure - 16.1%
Amphenol Corporation - Class A	20,403	3,234,896
Dycom Industries, Inc. (a)	14,468	4,213,226
Forgent Power Solutions Inc - Class A (a)	72,177	2,204,286
GE Vernova Inc.	7,806	7,013,925
MasTec, Inc. (a)	26,593	6,376,469
MYR Group Inc. (a)	19,411	5,656,754
Quanta Services, Inc.	13,792	8,372,985

			37,072,541

United States Natural Gas Pipelines - 2.5%
DT Midstream, Inc.	11,746		1,538,961
The Williams Companies, Inc.	56,184		4,216,609
			5,755,570

United States Oil and Gas Production - 1.2%
EQT Corporation	52,012		2,818,010

United States Power - 8.1%
American Electric Power Company, Inc.	16,589		2,030,991
Constellation Energy Corporation	25,697		7,060,765
Entergy Corporation	44,117		4,690,078
Evergy, Inc.	28,134		2,279,417
Solaris Energy Infrastructure Inc.	51,632		2,621,357
			18,682,608
TOTAL COMMON STOCKS (Cost $214,937,846)			229,260,534

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%	Shares		Value
First American Government Obligations Fund - Class X, 3.59% (b)	842,557		842,557
TOTAL MONEY MARKET FUNDS (Cost $842,557)			842,557

TOTAL INVESTMENTS - 100.0% (Cost $215,780,403)			230,103,091
Liabilities in Excess of Other Assets - (0.0)% (c)		(0.00012)	(28,305)
TOTAL NET ASSETS - 100.0%			$ 230,074,786

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC – Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(c)	Represents less than 0.05% of net assets.

(EMPTY)

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Tortoise AI Infrastructure ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 229,260,534	$ –	$ –	$ 229,260,534
Money Market Funds	842,557	–	–	842,557
Total Investments	$ 230,103,091	$ –	$ –	$ 230,103,091

Refer to the Schedule of Investments for further disaggregation of investment categories.